Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have the following practices regarding equity compensation grants:
•The C&P Committee and/or our Board typically grant annual equity incentive awards to our NEOs during the first quarter of our fiscal year, at such time as the C&P Committee evaluates the compensation for its NEOs for the applicable fiscal year.
•We do not strategically time long-term incentive awards in coordination with the release of material non-public information (“MNPI”) and have a policy never to do so.
•We have never timed and do not plan to time the release of MNPI for the purpose of affecting the value of executive compensation.
•Equity award accounting complies with GAAP in the United States and is transparently disclosed in our SEC filings. Share amounts for our RSUs and PSUs are based on a 30-day trailing average from the date of grant.

Award Timing Method	We have never timed and do not plan to time the release of MNPI for the purpose of affecting the value of executive compensation.
•Equity award accounting complies with GAAP in the United States and is transparently disclosed in our SEC filings. Share amounts for our RSUs and PSUs are based on a 30-day trailing average from the date of grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not strategically time long-term incentive awards in coordination with the release of material non-public information (“MNPI”) and have a policy never to do so.
MNPI Disclosure Timed for Compensation Value	false